Net finance costs - Finance costs (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		R 6,613	R 5,903	R 4,916
Amortisation of loan costs		725	462	279
Notional interest		857	962	834
Total finance costs		8,195	7,327	6,029
Amounts capitalised to assets under construction		(6,942)	(3,568)	(2,764)
Finance costs per income statement		1,253	3,759	3,265
Total finance costs before amortisation of loan costs and notional interest		6,613	5,903	4,916
Add: modification gain		109
Less: interest accrued on long-term debt		(1,025)	(878)	(956)
Less: interest reversed/(accrued) on tax payable		525	(228)	(348)
Finance costs per the statement of cash flows	[1]	6,222	4,797	3,612
Debt and interest rate swap
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		6,088	4,166	3,463
Total finance costs before amortisation of loan costs and notional interest		6,088	4,166	3,463
Secured and unsecured debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		6,044	3,880	3,162
Total finance costs before amortisation of loan costs and notional interest		6,044	3,880	3,162
Interest rate swaps
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		44	286	301
Total finance costs before amortisation of loan costs and notional interest		44	286	301
Preference shares
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		116	963	989
Total finance costs before amortisation of loan costs and notional interest		116	963	989
Finance leases
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		871	483	86
Total finance costs before amortisation of loan costs and notional interest		871	483	86
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		(462)	291	378
Total finance costs before amortisation of loan costs and notional interest		R (462)	R 291	R 378

[1]	Included in finance costs paid is amounts capitalised to assets under construction. Refer note 18.